OTHER ASSETS (Tables)	12 Months Ended
Dec. 31, 2016
OTHER ASSETS
Schedule of other assets

	December 31,
	2015	2016	2016
	RMB	RMB	(Note2) USD
			Unaudited

VAT refund receivable	21,840	43,217	6,225
Awards receivable from the Exchanges	6,943	30,825	4,440
Prepayment to suppliers	5,779	21,079	3,036
Silver products	5,047	3,859	556
Receivables from customers	910	1,221	176
Acquired software	4,786	—	—
Government grant receivable	12,420	—	—
Deferred offering costs	5,593	—	—
Expense advances to employees	647	1,399	201
Goodwill	102	—	—
Deposits and others	15,113	53,222	7,664

Total	79,180	154,822	22,298